Guarantor Financials	12 Months Ended
Sep. 30, 2014
Schedule Of Condensed Financial Statements [Abstract]
Guarantor Financials
NOTE 22 — CONDENSED FINANCIAL STATEMENTS OF GUARANTORS
On February 3, 2012, the Company issued 7.375% senior notes due February 2022 in an aggregate principal amount of $775.0 to Ralcorp pursuant to a contribution agreement in connection with the internal reorganization. The aggregate principal amount of the 7.375% senior notes was increased to a total of $1,375.0 by subsequent issuances completed on October 25, 2012 and July 18, 2013.
On November 18, 2013, the Company issued 6.75% senior notes due December 2021 in an aggregate principal amount of $525.0 to certain qualified institutional buyers. The aggregate principal amount of the 6.75% senior notes was increased to a total of $875.0 by a subsequent issuance completed on March 19, 2014.
On June 2, 2014, the Company issued 6.00% senior notes due December 2022 in an aggregate principal amount of $630.0 to certain qualified institutional buyers.
The 7.375% senior notes, the 6.75% senior notes and the 6.00% senior notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by each of our existing and future domestic subsidiaries, the “Guarantors.” Our foreign subsidiaries, the “Non-Guarantors,” do not guarantee the senior notes. These guarantees are subject to release in limited circumstances (only upon the occurrence of certain customary conditions).
Set forth below are the condensed consolidating financial statements presenting the results of operations, financial position and cash flows of the Parent Company (Post Holdings, Inc.), the Guarantors on a combined basis, the Non-Guarantors on a combined basis and eliminations necessary to arrive at the information for the Company as reported, on a consolidated basis. The Condensed Consolidating Financial Statements present the Parent Company’s investments in subsidiaries using the equity method of accounting. Eliminations represent adjustments to eliminate investments in subsidiaries and intercompany balances and transactions between or among the Parent Company, the Guarantor and the Non-Guarantor subsidiaries. Post Holdings, Inc. and all of its domestic subsidiaries form a single consolidated tax group for U.S. income tax purposes. Accordingly, income tax expense has been presented on the Guarantors’ Condensed Statements of Operations using the consolidated U.S. effective tax rate for the Company. Income tax payable and deferred tax items for the consolidated U.S. tax paying group reside solely on the Parent Company’s Condensed Balance Sheet.

POST HOLDINGS, INC.
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended September 30, 2014
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
Net Sales	$—	$2,170.1	$266.3	$(25.3)	$2,411.1
Cost of goods sold	—	1,588.2	227.0	(25.3)	1,789.9
Gross Profit	—	581.9	39.3	—	621.2
Selling, general and administrative expenses	7.3	414.3	22.8	—	444.4
Amortization of intangible assets	—	63.5	7.3	—	70.8
Loss on foreign currency	13.2	0.8	—	—	14.0
Restructuring expense	—	1.1	—	—	1.1
Impairment of goodwill and other intangible assets	—	295.6	—	—	295.6
Other operating expenses, net	—	3.0	—	—	3.0
Operating (Loss) Profit	(20.5)	(196.4)	9.2	—	(207.7)
Interest expense	175.4	(0.4)	8.7	—	183.7
Other expense	35.5	—	—	—	35.5
(Loss) Earnings before Income Taxes	(231.4)	(196.0)	0.5	—	(426.9)
Income tax (benefit) expense	(88.7)	2.3	2.7	—	(83.7)
Net (Loss) Earnings before Equity in Subsidiaries	(142.7)	(198.3)	(2.2)	—	(343.2)
Equity earnings in subsidiary	(200.5)	0.7	—	199.8	—
Net (Loss) Earnings	$(343.2)	$(197.6)	$(2.2)	$199.8	$(343.2)
Total Comprehensive (Loss) Income	$(357.7)	$(206.3)	$(8.1)	$214.4	$(357.7)

	Year Ended September 30, 2013
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
Net Sales	$—	$978.8	$73.5	$(18.2)	$1,034.1
Cost of goods sold	—	570.0	57.4	(18.2)	609.2
Gross Profit	—	408.8	16.1	—	424.9
Selling, general and administrative expenses	7.7	268.8	17.8	—	294.3
Amortization of intangible assets	—	14.6	—	—	14.6
Loss (gain) on foreign currency	—	0.2	(0.1)	—	0.1
Restructuring expenses	—	3.8	—	—	3.8
Impairment of goodwill and other intangible assets	—	2.9	—	—	2.9
Other operating expenses, net	—	1.0	0.4	—	1.4
Operating (Loss) Profit	(7.7)	117.5	(2.0)	—	107.8
Interest expense	85.5	—	—	—	85.5
(Loss) Earnings before Income Taxes	(93.2)	117.5	(2.0)	—	22.3
Income tax (benefit) expense	(30.0)	37.7	(0.6)	—	7.1
Net (Loss) Earnings before Equity in Subsidiaries	(63.2)	79.8	(1.4)	—	15.2
Equity earnings in subsidiary	78.4	—	—	(78.4)	—
Net Earnings (Loss)	$15.2	$79.8	$(1.4)	$(78.4)	$15.2
Total Comprehensive Income (Loss)	$26.7	$92.4	$(2.5)	$(89.9)	$26.7

	Year Ended September 30, 2012
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
Net Sales	$—	$906.1	$70.9	$(18.1)	$958.9
Cost of goods sold	—	495.2	52.9	(18.1)	530.0
Gross Profit	—	410.9	18.0	—	428.9
Selling, general and administrative expenses	3.6	253.6	16.8	—	274.0
Amortization of intangible assets	—	12.6	—	—	12.6
Loss on foreign currency	—	0.4	0.1	—	0.5
Other operating expenses, net	—	2.7	—	—	2.7
Operating (Loss) Profit	(3.6)	141.6	1.1	—	139.1
Interest expense	42.6	16.2	1.5	—	60.3
Other expense	—	3.3	(4.9)	—	(1.6)
(Loss) Earnings before Income Taxes	(46.2)	122.1	4.5	—	80.4
Income tax (benefit) expense	(17.3)	46.7	1.1	—	30.5
Net (Loss) Earnings before Equity in Subsidiaries	(28.9)	75.4	3.4	—	49.9
Equity earnings in subsidiary	65.5	—	—	(65.5)	—
Net Earnings	$36.6	$75.4	$3.4	$(65.5)	$49.9
Total Comprehensive Income	$22.2	$55.4	$2.4	$(51.1)	$28.9

POST HOLDINGS, INC.
CONDENSED CONSOLIDATING BALANCE SHEETS

	September 30, 2014
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total

ASSETS
Current Assets
Cash and cash equivalents	$246.6	$15.7	$10.0	$(3.9)	$268.4
Restricted cash	1.1	79.8	3.9	—	84.8
Receivables, net	78.0	305.2	45.9	(15.4)	413.7
Inventories	—	336.5	44.2	—	380.7
Deferred income taxes	27.0	—	—	—	27.0
Intercompany notes receivable	6.3	—	—	(6.3)	—
Prepaid expenses and other current assets	11.4	30.4	2.6	—	44.4
Total Current Assets	370.4	767.6	106.6	(25.6)	1,219.0
Property, net	—	775.9	56.0	—	831.9
Goodwill	—	2,732.8	153.9	—	2,886.7
Other intangible assets, net	—	2,518.5	124.5	—	2,643.0
Intercompany receivable	1,015.4	—	—	(1,015.4)	—
Intercompany notes receivable	178.9	—	—	(178.9)	—
Investment in subsidiaries	5,543.1	8.1	—	(5,551.2)	—
Other assets	61.7	86.1	2.7	—	150.5
Total Assets	$7,169.5	$6,889.0	$443.7	$(6,771.1)	$7,731.1

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Current portion of long-term debt	$22.2	$3.0	$0.4	$—	$25.6
Accounts payable	—	212.2	32.1	(19.3)	225.0
Intercompany notes payable	—	—	6.3	(6.3)	—
Other current liabilities	100.4	153.8	15.1	—	269.3
Total Current Liabilities	122.6	369.0	53.9	(25.6)	519.9
Long-term debt	3,824.2	2.9	3.4	—	3,830.5
Intercompany payable	—	1,013.8	1.6	(1,015.4)	—
Intercompany notes payable	—	—	178.9	(178.9)	—
Deferred income taxes	883.8	—	31.3	—	915.1
Other liabilities	55.7	115.9	10.8	—	182.4
Total Liabilities	4,886.3	1,501.6	279.9	(1,219.9)	5,447.9
Total Stockholders’ Equity	2,283.2	5,387.4	163.8	(5,551.2)	2,283.2
Total Liabilities and Stockholders’ Equity	$7,169.5	$6,889.0	$443.7	$(6,771.1)	$7,731.1

	September 30, 2013
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total

ASSETS
Current Assets
Cash and cash equivalents	$391.4	$4.1	$8.2	$(1.7)	$402.0
Restricted cash	38.1	—	—	—	38.1
Receivables, net	0.3	75.9	10.9	(3.9)	83.2
Inventories	—	115.9	6.0	—	121.9
Deferred income taxes	11.8	—	0.1	—	11.9
Prepaid expenses and other current assets	3.2	7.4	0.4	—	11.0
Total Current Assets	444.8	203.3	25.6	(5.6)	668.1
Property, net	—	342.4	46.1	—	388.5
Goodwill	—	1,483.3	6.4	—	1,489.7
Other intangible assets, net	—	898.4	—	—	898.4
Intercompany receivable	391.9	—	—	(391.9)	—
Investment in subsidiaries	2,384.0	—	—	(2,384.0)	—
Deferred income taxes	—	—	2.4	—	2.4
Other assets	24.0	2.7	—	—	26.7
Total Assets	$3,244.7	$2,930.1	$80.5	$(2,781.5)	$3,473.8

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities
Accounts payable	$0.5	$76.9	$5.3	$(5.6)	$77.1
Other current liabilities	18.5	43.8	6.6	—	68.9
Total Current Liabilities	19.0	120.7	11.9	(5.6)	146.0
Long-term debt	1,408.6	—	—	—	1,408.6
Intercompany payable	—	391.7	0.2	(391.9)	—
Deferred income taxes	304.3	—	—	—	304.3
Other liabilities	14.2	94.9	7.2	—	116.3
Total Liabilities	1,746.1	607.3	19.3	(397.5)	1,975.2
Total Stockholders’ Equity	1,498.6	2,322.8	61.2	(2,384.0)	1,498.6
Total Liabilities and Stockholders’ Equity	$3,244.7	$2,930.1	$80.5	$(2,781.5)	$3,473.8

POST HOLDINGS, INC.
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended September 30, 2014
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
Net Cash (Used in) Provided by by Operating Activities	$(110.6)	$294.1	$1.8	$(2.2)	$183.1

Cash Flows from Investing Activities
Business acquisitions, net of cash acquired	(3,329.1)	52.2	(287.2)	—	(3,564.1)
Additions to property	—	(111.2)	(4.3)	—	(115.5)
Restricted cash	37.0	(76.3)	(4.0)	—	(43.3)
Cash advance for acquisition	—	(73.7)	(1.3)	—	(75.0)
Insurance proceeds on loss of property	—	4.3	—	—	4.3
Proceeds from equity distributions	102.8	—	—	(102.8)	—
Capitalization of subsidiaries	(323.7)	—	—	323.7	—
Receipt of intercompany loan payments	—	0.1	—	(0.1)	—
Net Cash Used in Investing Activities	(3,513.0)	(204.6)	(296.8)	220.8	(3,793.6)

Cash Flows from Financing Activities
Proceeds from issuance of Senior Notes	2,385.6	—	—	—	2,385.6
Proceeds from issuance of preferred stock, net of issuance costs	310.2	—	—	—	310.2
Proceeds from issuance of common stock, net of issuance costs	593.4	—	—	—	593.4
Proceeds from issuance of equity component of tangible equity units, net of issuance costs	238.1	—	—	—	238.1
Proceeds from issuance of debt component of tangible equity units	41.8	—	—	—	41.8
Repayments of long-term debt	(5.6)	(1.3)	—	—	(6.9)
Payments of preferred stock dividend	(14.4)	—	—	—	(14.4)
Payments of debt issuance costs	(64.0)	—	—	—	(64.0)
Payments for equity distributions	—	(102.8)	—	102.8	—
Proceeds from Parent capitalization	—	26.2	297.5	(323.7)	—
Repayments of intercompany loans	—	—	(0.1)	0.1	—
Other, net	0.4	—	—	—	0.4
Net Cash Provided by (Used in) by Financing Activities	3,485.5	(77.9)	297.4	(220.8)	3,484.2
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(6.7)	—	(0.6)	—	(7.3)

Net (Decrease) Increase in Cash and Cash Equivalents	(144.8)	11.6	1.8	(2.2)	(133.6)
Cash and Cash Equivalents, Beginning of Year	391.4	4.1	8.2	(1.7)	402.0
Cash and Cash Equivalents, End of Year	$246.6	$15.7	$10.0	$(3.9)	$268.4

	Year Ended September 30, 2013
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
Net Cash Provided by Operating Activities	$37.7	$158.3	$4.8	$(81.6)	$119.2

Cash Flows from Investing Activities
Business acquisitions, net of cash acquired	(345.8)	(7.1)	—	—	(352.9)
Additions to property	—	(30.3)	(2.5)	—	(32.8)
Restricted cash	(38.1)	—	—	—	(38.1)
Proceeds from equity distributions	39.1	—	—	(39.1)	—
Net Cash Used in Investing Activities	(344.8)	(37.4)	(2.5)	(39.1)	(423.8)

Cash Flows from Financing Activities
Proceeds from issuance of long-term debt	600.0	—	—	—	600.0
Proceeds from issuance of preferred stock, net of issuance costs	234.0	—	—	—	234.0
Repayments of long-term debt	(170.6)	—	—	—	(170.6)
Payments of preferred stock dividend	(4.2)	—	—	—	(4.2)
Payments of debt issuance costs	(10.5)	—	—	—	(10.5)
Payments for equity distributions	—	(119.0)	—	119.0	—
Other, net	0.1	—	—	—	0.1
Net Cash Provided by (Used in) Financing Activities	648.8	(119.0)	—	119.0	648.8
Effect of Exchange Rate Changes on Cash and Cash Equivalents	—	—	(0.4)	—	(0.4)

Net Increase in Cash and Cash Equivalents	341.7	1.9	1.9	(1.7)	343.8
Cash and Cash Equivalents, Beginning of Year	49.7	2.2	6.3	—	58.2
Cash and Cash Equivalents, End of Year	$391.4	$4.1	$8.2	$(1.7)	$402.0

	Year Ended September 30, 2012
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
Net Cash (Used in) Provided by Operating Activities	$(3.1)	$201.5	$9.8	$(64.2)	$144.0

Cash Flows from Investing Activities
Additions to property	—	(29.5)	(1.4)	—	(30.9)
Payment for equity contributions	(6.0)	—	—	6.0	—
Proceeds from equity distributions	84.3	—	—	(84.3)	—
Net Cash Provided by (Used in) Investing Activities	78.3	(29.5)	(1.4)	(78.3)	(30.9)

Cash Flows from Financing Activities
Proceeds from issuance of long-term debt	950.0	—	—	—	950.0
Payment to Ralcorp	(900.0)	—	—	—	(900.0)
Repayments of long-term debt	(4.4)	—	—	—	(4.4)
Purchases of treasury stock	(53.4)	—	—	—	(53.4)
Change in net investment of Ralcorp	—	(21.3)	(18.1)	—	(39.4)
Payments of debt issuance costs	(17.7)	—	—	—	(17.7)
Changes in intercompany debt	—	—	7.8	—	7.8
Proceeds from equity contributions	—	—	6.0	(6.0)	—
Payments for equity distributions	—	(148.5)	—	148.5	—
Net Cash Used in Financing Activities	(25.5)	(169.8)	(4.3)	142.5	(57.1)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	—	—	0.5	—	0.5

Net Increase in Cash and Cash Equivalents	49.7	2.2	4.6	—	56.5
Cash and Cash Equivalents, Beginning of Year	—	—	1.7	—	1.7
Cash and Cash Equivalents, End of Year	$49.7	$2.2	$6.3	$—	$58.2